OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

16.OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

		As at December 31,
	Notes	2023	2024	2024
		RMB	RMB	US$
Deposit-long-term	i)	3,760	1,722	236
Advance to hospitals-noncurrent	ii)	1,325	960	132
Others	iii)	6,341	3,185	436
		11,426	5,867	804
i)	Impairment losses of RMB28 were reversed for the balances as at December 31, 2023, and RMB659 (US$90) were provided for the balance as at December 31, 2024.
ii)	Impairment losses of RMB324 were reversed for the balances as at December 31, 2023, and RMB77 (US$11) were provided for the balances as at December 31, 2024.
iii)	Impairment losses of nil and RMB143 (US$20) were reversed for the balances as at December 31, 2023 and 2024.